Stockholders’ Equity (Details) $ / shares in Units, $ in Thousands	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) shares	Mar. 31, 2020 USD ($) $ / shares	Jun. 30, 2021 USD ($) shares	Jun. 30, 2020 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Jun. 30, 2021 kr / shares shares	Jun. 30, 2021 $ / shares shares	Jun. 30, 2021 kr / shares shares	Dec. 31, 2020 kr / shares	Dec. 31, 2020 kr / shares	Dec. 31, 2020 ₸ / shares	Mar. 31, 2020 kr / shares	Dec. 31, 2019 kr / shares	Dec. 31, 2019 kr / shares	Dec. 31, 2019 ₸ / shares
Stockholders’ Equity (Details) [Line Items]
Common stock, shares issued | shares						212,601,044	121,336,079	365,173,471	365,173,471	365,173,471
Common stock, shares outstanding | shares						212,601,044	121,336,079	365,173,471	365,173,471	365,173,471
Common stock, par value | (per share)			$ 1,010			$ 0.01	$ 0.01	kr 0.05	$ 0.01	kr 33			₸ 0.05	kr 10,000			₸ 0.05
Common shares | shares						18,067,963	48,420,891
Exchange for Cash (in Dollars) | $						$ 2,869	$ 13,557
Issuance costs (in Dollars) | $						$ 652	4,429
Stockholders’ equity, description						9,330,000 common shares and 3,996,864 warrants in exchange for $1,092 in cash in settlement of the Financing Facility dated February 23, 2020; the fair value of the common shares of $2,504 was recorded in equity and the $625 fair value of the warrants was recorded as a derivative liability which was adjusted to market at the end of every period; as at December 31, 2020, the fair value of the warrants is $102;
Conversion of debt (in Dollars) | $							$ 5,787
Common shares | shares							230,000	120,891,157	120,891,157	120,891,157
Exercise of warrants (in Dollars) | $							$ 18
Common shares | shares							22,603,910
Share capital of common share | shares				365,173,471		212,601,044
Common share purchase warrants | shares	120,891,157
Warrants for per unit | (per share)						$ 0.4	$ 0.7		$ 0.10	kr 0.85		kr 33				kr 6
Common share purchase warrants value (in Dollars) | $	$ 12,125
Warrants, description	The attached warrants are exercisable for $0.20 (SEK 1,70) each and expire on April 15, 2023;			120,891,157 common shares valued at $12,125 upon the issuance of 120,891,157 units of one common share and one share purchase warrant for $0.10 (SEK 0.85) per unit. The attached warrants are exercisable for $0.20 (SEK 1,70) each and expire on April 15, 2023;	9,330,000 common shares and 3,996,864 warrants in exchange for $1,092 in cash in settlement of the Financing Facility dated February 23, 2020; the fair value of the common shares of $2,504 was recorded in equity and the $625 fair value of the warrants was recorded as a derivative liability which was adjusted to market at the end of every period and as at June 30, 2021 the fair value of the warrants is $95;
Warrants exercisable per share (in Dollars per share) | $ / shares	$ 0.20
Common shares | shares	271,660			271,660
Exercise of common stock purchase warrants (in Dollars) | $	$ 16			$ 16
Common shares conversion of debt | shares	4,969,135	12,638,305		31,409,610	12,638,305
Conversion of debt value (in Dollars) | $	$ 496	$ 1,921			$ 1,921
Conversion of debt value (in Dollars) | $				$ 2,880
Common shares value (in Dollars) | $		(79)	$ (105)			$ (652)	$ (4,429)
NCI in OV SPV2 ApS [Member]
Stockholders’ Equity (Details) [Line Items]
Exchange rate percentage					37.00%
Non-controlling Interest One [Member]
Stockholders’ Equity (Details) [Line Items]
Common shares | shares						25,936,599
Exchange for non controlling interest (in Dollars) | $						$ 3,906
Exchange for non controlling interest, percentage						37.00%
Non-controlling Interest Two [Member]
Stockholders’ Equity (Details) [Line Items]
Common shares | shares						12,383,770
Exchange for non controlling interest (in Dollars) | $						$ 2,029
Exchange for non controlling interest, percentage						16.09%
Common Shares [Member]
Stockholders’ Equity (Details) [Line Items]
Common stock, par value | kr / shares											kr 0.05				kr 0.05
Common shares | shares						7,801,262		7,801,262	7,801,262	7,801,262
Common shares value (in Dollars) | $
NCI in OV SPV2 ApS [Member]
Stockholders’ Equity (Details) [Line Items]
Common shares exchange | shares		25,936,599			25,936,599
Common shares value (in Dollars) | $		$ 2,103			$ 2,103
Exchange rate percentage		37.00%
Share issuances [Member]
Stockholders’ Equity (Details) [Line Items]
Common stock, shares issued | shares						25,546,633
Conversion of debt (in Dollars) | $						$ 3,002